Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
CURRENT ASSETS
Accounts receivables	$ 62,783	$ 24,174
Other receivables, prepayments and deposits	23,627	4,873
Amount due from related parties	217,146	116,021
Cash and cash equivalents	407,305	360,806	10
Total current assets	710,861	505,874	10
NON-CURRENT ASSETS
Plant and equipment, net	127,820	7,204
Investment, net	51
Total Non-Current Assets	127,871	7,204
TOTAL ASSETS	838,732	513,078	10
CURRENT LIABILITIES
Accounts payables	31,760	7,774
Other payables and accrued liabilities	160,709	80,971
Deferred Income, net	230,741	83,130
Amounts due to a director	1,528	1,499
Total current liabilities	424,738	173,374
TOTAL LIABILITIES	424,738	173,374
STOCKHOLDERS' EQUITY
Preferred stock value
Common stock value	11,014	10,900	10
Additional paid-in capital	840,736	557,100
Accumulated other comprehensive (loss)/income	(2,822)	6,566
Accumulated losses	(433,896)	(234,862)
TOTAL STOCKHOLDERS' EQUITY	415,032	339,704	10
NON-CONTROLLING INTEREST	(1,038)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 838,732	$ 513,078	$ 10